Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended							1 Months Ended	24 Months Ended		1 Months Ended
	Dec. 31, 2012 CD&R	Dec. 31, 2011 CD&R	Dec. 31, 2010 CD&R	Dec. 31, 2012 StepStone	Jan. 31, 2012 BAS	Dec. 31, 2012 BAS	Dec. 31, 2012 JPMorgan	Dec. 31, 2011 Holdings (as related party) 10.75% senior notes maturing in 2015	Dec. 31, 2010 Holdings (as related party) 10.75% senior notes maturing in 2015	Dec. 31, 2012 StepStone, BAS and JPMorgan	Dec. 31, 2011 StepStone, BAS and JPMorgan	Dec. 31, 2010 StepStone, BAS and JPMorgan	Dec. 31, 2011 Holdings (as parent company) 2015 Notes (as investment)	Dec. 31, 2009 Holdings (as parent company) 2015 Notes (as investment)	Dec. 21, 2011 Holdings (as parent company) 2015 Notes (as investment)	Dec. 31, 2011 Holdings (as parent company) BAS Capital stock of Holdings
Related party transactions
Management fees recorded	$ 6.25	$ 6.25	$ 6.25							$ 1.00	$ 1.25	$ 1.25
Aggregate consulting fees	6.25			0.50	0.25	0.25	0.25
Capital stock of Holdings purchased by Holdings from BAS (in shares)																7.5
Purchase of 2015 Notes by Holdings, face amount														65.0
Purchase of 2015 Notes by Holdings, cost														21.4
Face value of notes purchased and retired															65.0
Aggregate purchase price of notes retired													68.0
Related party interest expense								6.8	7.0
Interest paid								$ 10.0	$ 7.0				$ 3.0